As filed with the Securities and Exchange Commission on May 15, 2014

1933 Act Registration No. 333-59221

1940 Act Registration No. 811-08885

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 24	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 25	☒

(Check appropriate box or boxes)

HEWITT SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

4 Overlook Point, Lincolnshire, IL	60069
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (847) 295-5000

Copy to:

James M. Flynn Hewitt Associates LLC 4 Overlook Point Lincolnshire, Illinois 60069	Alan Goldberg, Esq. K&L Gates LLP 70 West Madison Street, Suite 3100 Chicago, Illinois 60602
(Name and Address of Agent for Service)	(Name and Address of Agent for Process)

Approximate Date of Proposed Public Offering: As soon as practicable after the Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, Hewitt Series Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 24 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lincolnshire, and the State of Illinois, on the 15th day of May, 2014.

Hewitt Series Trust
By:	Lian Gregory*
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 24 to the Registration Statement of Registrant has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Donald S. Hunt*	Trustee	May 15, 2014

John D. Oliverio*	Trustee	May 15, 2014

Lian Gregory*	Trustee and President (Principal Executive Officer)	May 15, 2014

/s/ Douglas Keith Douglas S. Keith	Chief Compliance Officer, Treasurer and Chief Financial Officer (Principal Financial Officer)	May 15, 2014

*By: /s/ James M. Flynn

        James M. Flynn

*        As Attorney-in-Fact pursuant to the power of attorney filed with Post-Effective Amendment No. 23 to the Registrant’s Registration Statement and incorporated by reference herein.

This Registration Statement contains certain disclosures regarding the Money Market Master Portfolio (the “Portfolio”), a series of the Master Investment Portfolio (the “Trust”). The Trust has, subject to the next sentence, duly caused this Registration Statement on Form N-1A of Hewitt Series Trust (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 15th day of May, 2014. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

MASTER INVESTMENT PORTFOLIO
By:	/s/ John M. Perlowski
John M. Perlowski President and Chief Executive Officer (Chief Executive Officer)

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next sentence on the 15th day of May, 2014. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

Signature	Title	Date

/s/ John M. Perlowski John M. Perlowski	President and Chief Executive Officer (Chief Executive Officer)	May 15, 2014

/s/ Neal J. Andrews Neal J. Andrews	Chief Financial Officer	May 15, 2014

David O. Beim*	Trustee	May 15, 2014

Frank J. Fabozzi†	Trustee	May 15, 2014

Ronald W. Forbes*	Trustee	May 15, 2014

Dr. Matina S. Horner*	Trustee	May 15, 2014

Rodney D. Johnson*	Trustee	May 15, 2014

Herbert I. London*	Trustee	May 15, 2014

Ian A. MacKinnon*	Trustee	May 15, 2014

Cynthia A. Montgomery*	Trustee	May 15, 2014

Joseph P. Platt*	Trustee	May 15, 2014

Robert C. Robb, Jr.*	Trustee	May 15, 2014

Toby Rosenblatt*	Trustee	May 15, 2014

Kenneth L. Urish*	Trustee	May 15, 2014

Frederick W. Winter*	Trustee	May 15, 2014

Paul L. Audet*	Trustee	May 15, 2014

Henry Gabbay*	Trustee	May 15, 2014

*†By: /s/ Ben Archibald

            Ben Archibald

*

As Attorney-in-Fact pursuant to the power of attorney filed with Post-Effective Amendment No. 94 to BlackRock Liquidity Funds’ Registration Statement on Form N-1A (No. 333-2-47015) on February 28, 2013.

†	As Attorney-in-Fact pursuant to the power of attorney filed with Post-Effective Amendment No. 23 to the Registrant’s Registration Statement and incorporated by reference herein.

INDEX TO EXHIBITS

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase